FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME, NET [Abstract]
Schedule of Financial Income (Expense), Net
	Year ended December 31,
	2012	2011	2010
Income:

Interest on cash equivalents	$48	$82	$27
Gain and interest on available-for-sale marketable securities	758	1,607	1,884
Interest on bank deposits	681	189	-

Expenses:

Interest on short-term credit and bank commissions	(272)	(274)	(331)
Loss on available-for-sale marketable securities	-	(42)	(380)
Impairment of investments in marketable securities	-	-	(119)
Foreign currency translation adjustments, net	(290)	(547)	(364)

	$925	$1,015	$717